Financial Risks - Summary of Market Risk Concentrations in Shares (Detail) - shares	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	80,996,000	66,105,000	44,532,000
Concentration Risk By Type [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	1,551	1,315
Concentration Risk By Type [member] | Financial assets impaired [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	48	81
Concentration Risk By Type [member] | Communication [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	28	43
Concentration Risk By Type [member] | Consumer [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	8	41
Concentration Risk By Type [member] | Financials [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	499	682
Concentration Risk By Type [member] | Financials [member] | Financial assets impaired [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	1	2
Concentration Risk By Type [member] | Funds [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	968	506
Concentration Risk By Type [member] | Funds [member] | Financial assets impaired [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	43	79
Concentration Risk By Type [member] | Industries [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	19	22
Concentration Risk By Type [member] | Other [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	30	20
Concentration Risk By Type [member] | Other [member] | Financial assets impaired [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	4
Concentration Risk By Type [member] | Americas [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	567	793
Concentration Risk By Type [member] | Americas [member] | Communication [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	28	43
Concentration Risk By Type [member] | Americas [member] | Consumer [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	8	41
Concentration Risk By Type [member] | Americas [member] | Financials [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	491	675
Concentration Risk By Type [member] | Americas [member] | Industries [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	19	21
Concentration Risk By Type [member] | Americas [member] | Other [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	22	12
Concentration Risk By Type [member] | The Netherlands [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	859	334
Concentration Risk By Type [member] | The Netherlands [member] | Financials [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	3	4
Concentration Risk By Type [member] | The Netherlands [member] | Funds [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	852	326
Concentration Risk By Type [member] | The Netherlands [member] | Other [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	4	4
Concentration Risk By Type [member] | United Kingdom [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	5	84
Concentration Risk By Type [member] | United Kingdom [member] | Financials [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	1	1
Concentration Risk By Type [member] | United Kingdom [member] | Funds [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	4	84
Concentration Risk By Type [member] | Central & Eastern Europe [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	54	35
Concentration Risk By Type [member] | Central & Eastern Europe [member] | Funds [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	53	33
Concentration Risk By Type [member] | Central & Eastern Europe [member] | Other [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	2	2
Concentration Risk By Type [member] | Spain & Portugal [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	5	4
Concentration Risk By Type [member] | Spain & Portugal [member] | Financials [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	3	2
Concentration Risk By Type [member] | Spain & Portugal [member] | Funds [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	2	2
Concentration Risk By Type [member] | Asia [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	1
Concentration Risk By Type [member] | Asia [member] | Financials [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	1
Concentration Risk By Type [member] | Asset management [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	2	2
Concentration Risk By Type [member] | Asset management [member] | Other [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Shares Outstanding	2	2